Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	June 30, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$516	$-	$516
Foreign exchange forward contracts
designated as hedging instruments	284	-	284

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(457)	-	(457)
Obligations in connection with acquisitions	-	(7,131)	(7,131)
	$343	$(7,131)	$(6,788)

	December 31, 2015
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$866	$-	$866
Foreign exchange forward contracts
designated as hedging instruments	23	-	23

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(432)	-	(432)
Foreign exchange forward contracts
designated as hedging instruments	(131)	-	(131)
Obligations in connection with acquisitions	-	(6,991)	(6,991)
	$326	$(6,991)	$(6,665)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table is a reconciliation of the changes for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	Six months ended	Year ended
	June 30, 2016	December 31, 2015
	(U.S. $ in thousands)
Fair value at the beginning of the period	$6,991	$35,656
Settlements	-	(4,994)
Change in fair value recognized in earnings	140	(23,671)
Fair value at the end of the period	$7,131	$6,991